SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Mui Ko [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	[1]		$ 75,204
Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Repayment of borrowings from related parties		221,791	290,715
Payment of operating expenses of behalf of the Company	[2]	205,142	332,116
Advance to a related party	[3]	128,010
TKO Investment Limited [Member]
Related Party Transaction [Line Items]
Purchase of convertible promissory note issued by the Company			4,500,000
Edinburgh DH Holdings Limited [Member]
Related Party Transaction [Line Items]
Interest expense of convertible promissory notes - related parties			14,959
Fantastic Global Venture Limited [Member]
Related Party Transaction [Line Items]
Interest expense of convertible promissory notes - related parties			52,356
Related Party [Member]
Related Party Transaction [Line Items]
Advance to a related party				$ 37,512
Interest expense of convertible promissory notes - related parties			$ 74,795

[1]	The borrowings from related parties were interest free and repayable on demand.
[2]	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.
[3]	The advance to a director for general business activities was interest free and repayable on demand.